Note 11 - Earnings (Loss) Per Share (Details Textual)	12 Months Ended
Dec. 31, 2023 shares
Nonvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	88,400